Total Debt - Long-term debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument
Long-term debt	$ 315,241	$ 331,534
Less: Current portion of long-term debt	(24,029)	(144,042)
Long-term debt, net of current portion	291,212	187,492
Secured syndicated term loan 8/30/2005
Debt Instrument
Long-term debt	23,740	24,940
Secured term loan facility under senior secured credit facility 12/19/2006
Debt Instrument
Long-term debt	18,420	19,820
Secured term loan 10/25/2006
Debt Instrument
Long-term debt	19,763	20,985
Secured term loan 10/27/2006
Debt Instrument
Long-term debt	12,988	13,600
Secured syndicated term loan 10/30/2006
Debt Instrument
Long-term debt	51,088	52,802
Secured term loan 9/12/2008
Debt Instrument
Long-term debt	31,812	33,949
Secured syndicated term loan 4/24/2008
Debt Instrument
Long-term debt	28,537	30,734
Secured syndicated term loan 7/8/2008
Debt Instrument
Long-term debt	4,853	6,326
Secured term loan 4/1/2010
Debt Instrument
Long-term debt	1,978	2,175
Secured term loan 4/1/2010
Debt Instrument
Long-term debt	781	1,322
Roll over agreement 4/1/2010
Debt Instrument
Long-term debt	6,281	6,631
Overdraft facility under senior secured credit facility 3/3/2011
Debt Instrument
Long-term debt	75,000	118,250
Revolving credit facility dated 12/20/2012
Debt Instrument
Long-term debt	$ 40,000	$ 0